Supplemental Disclosures (Schedule Of Income Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Supplemental Disclosures [Abstract]
Current tax benefit (expense)	$ (10,666)	$ 58,960
Deferred tax benefit	106,991	98,438
Income tax benefit	$ 96,325	$ 157,398